Accrued liabilities (Details) - USD ($)	Sep. 30, 2016	Sep. 30, 2015
Accrued liabilities details
Accrued Compensation and consulting	$ 0	$ 62,000
Accrued Mining costs	60,613	203,626
Accrued Accounting and legal	285,025	277,000
Accrued Interest	61,694	50,138
Accrued liabilities total	$ 407,332	$ 592,764